UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: August 31

Date of reporting period: September 1, 2015 to November 30, 2015

Item 1.   Schedule of Investments.
Attached hereto.

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 99.8%
Financial - 34.2%
China Construction Bank Corp. — Class H	2,082,549	$1,431,895
Industrial & Commercial Bank of China Ltd. — Class H	1,876,126	1,135,072
Bank of China Ltd. — Class H	2,177,466	966,270
Ping An Insurance Group Company of China Ltd. — Class H	144,852	793,216
China Life Insurance Company Ltd. — Class H	213,995	738,442
Bank of Communications Company Ltd. — Class H	630,993	439,549
China Overseas Land & Investment Ltd.	123,995	411,079
China Pacific Insurance Group Company Ltd. — Class H	79,400	326,738
CITIC Ltd.	183,000	321,055
China Merchants Bank Company Ltd. — Class H	130,993	307,883
PICC Property & Casualty Company Ltd. — Class H	131,995	286,400
Agricultural Bank of China Ltd. — Class H	738,982	283,126
China CITIC Bank Corporation Ltd. — Class H*	352,993	222,671
China Resources Land Ltd.	77,999	209,790
China Minsheng Banking Corporation Ltd. — Class H	200,990	192,643
Haitong Securities Company Ltd. — Class H	97,600	168,459
CITIC Securities Company Ltd. — Class H	65,001	149,087
China Taiping Insurance Holdings Company Ltd.*	41,000	123,498
Evergrande Real Estate Group Ltd.1	149,994	118,224
People's Insurance Company Group of China Ltd. — Class H	199,000	102,684
New China Life Insurance Company Ltd. — Class H	23,000	95,241
China Vanke Company Ltd. — Class H	37,596	93,700
China Cinda Asset Management Company Ltd. — Class H	250,000	92,557
Country Garden Holdings Company Ltd.	231,873	87,043
China Everbright Ltd.	26,000	59,902
Shimao Property Holdings Ltd.	34,499	57,588
Sino-Ocean Land Holdings Ltd.	96,493	54,147
Far East Horizon Ltd.	61,000	52,958
Longfor Properties Company Ltd.	34,999	47,948
Chongqing Rural Commercial Bank Company Ltd. — Class H	71,994	42,443
Sunac China Holdings Ltd.	56,000	37,348
Shanghai Industrial Holdings Ltd.	14,000	36,571
Guangzhou R&F Properties Company Ltd. — Class H	31,600	35,587

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financial - 34.2% (continued)
Shenzhen Investment Ltd.	77,999	$33,707
China Jinmao Holdings Group Ltd.	99,998	30,314
Shui On Land Ltd.	107,493	29,674
KWG Property Holding Ltd.	41,315	29,526
Yuexiu Property Company Ltd.	175,992	29,514
Harbin Bank Company Ltd. — Class H2	93,000	26,753
Renhe Commercial Holdings Company Ltd.*	551,930	26,700
Guotai Junan International Holdings Ltd.	72,000	24,985
SOHO China Ltd.	58,499	23,847
Agile Property Holdings Ltd.	40,000	21,414
Poly Property Group Company Ltd.	60,999	19,043
China South City Holdings Ltd.1	80,000	18,266
Greentown China Holdings Ltd.*	18,000	18,181
Hopson Development Holdings Ltd.*	18,000	16,184
Yanlord Land Group Ltd.	19,600	14,607
E-House China Holdings Ltd. ADR1	2,313	13,994
Bank of Chongqing Company Ltd. — Class H	13,500	9,892
China Overseas Grand Oceans Group Ltd.	28,000	9,716
Huishang Bank Corporation Ltd. — Class H	22,000	9,621
Total Financial		9,926,752
Communications - 31.3%
Alibaba Group Holding Ltd. ADR*	32,138	2,702,162
Tencent Holdings Ltd.	96,042	1,911,684
China Mobile Ltd.	118,451	1,346,182
Baidu, Inc. ADR*	6,121	1,334,195
Ctrip.com International Ltd. ADR*,1	4,064	434,889
China Unicom Hong Kong Ltd.	165,995	205,568
China Telecom Corporation Ltd. — Class H	395,981	194,109
Qihoo 360 Technology Company Ltd. ADR*,1	2,771	188,151
Vipshop Holdings Ltd. ADR*	8,837	146,075
Youku Tudou, Inc. ADR*	3,244	87,166
SINA Corp.*	1,669	84,401
YY, Inc. ADR*,1	919	55,673
ZTE Corp. — Class H	21,448	48,197
Sohu.com, Inc.*,1	940	47,235
SouFun Holdings Ltd. ADR	6,228	41,728
Autohome, Inc. ADR*	1,284	38,905
21Vianet Group, Inc. ADR*	1,444	30,079
58.com, Inc. ADR*	497	29,924
Bitauto Holdings Ltd. ADR*,1	1,032	27,709
China Communications Services Corp. Ltd. — Class H	67,993	26,226
51job, Inc. ADR*	622	19,755
CITIC Telecom International Holdings Ltd.	41,000	15,814

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Communications - 31.3% (continued)
Coolpad Group Ltd.*	76,000	$13,628
TCL Communication Technology Holdings Ltd.	17,000	12,588
E-Commerce China Dangdang, Inc. — Class A ADR*	1,733	12,270
BYD Electronic International Company Ltd.*	19,500	11,370
Total Communications		9,065,683
Consumer, Non-cyclical - 8.0%
Hengan International Group Company Ltd.	22,001	221,090
Want Want China Holdings Ltd.	194,993	153,188
Sinopharm Group Company Ltd. — Class H	32,801	137,730
China Mengniu Dairy Company Ltd.	78,998	125,754
Sino Biopharmaceutical Ltd.	119,992	113,152
New Oriental Education & Technology Group ADR	3,762	109,173
China Conch Venture Holdings Ltd.	51,500	108,023
WH Group Ltd.*,2	201,000	103,716
WuXi PharmaTech Cayman, Inc. ADR*	2,047	93,548
COSCO Pacific Ltd.†††,3	74,000	90,973
Tingyi Cayman Islands Holding Corp.	55,999	81,052
Sihuan Pharmaceutical Holdings Group Ltd.†††,3	288,988	69,340
Mindray Medical International Ltd. ADR	2,538	68,069
CSPC Pharmaceutical Group Ltd.	66,000	62,067
China Huishan Dairy Holdings Company Ltd.1	147,000	54,613
China Medical System Holdings Ltd.	39,495	54,515
TAL Education Group ADR*	1,214	53,465
Shenzhen International Holdings Ltd.††	31,322	51,558
Zhejiang Expressway Company Ltd. — Class H	41,999	51,036
Tsingtao Brewery Company Ltd. — Class H	10,000	44,827
Jiangsu Expressway Company Ltd. — Class H	34,000	44,035
Luye Pharma Group Ltd.*	47,000	40,925
Shandong Weigao Group Medical Polymer Company Ltd. — Class H	56,001	39,733
Shanghai Fosun Pharmaceutical Group Company Ltd. — Class H	10,000	32,379
Uni-President China Holdings Ltd.	37,000	30,547
Tong Ren Tang Technologies Company Ltd. — Class H	18,000	27,678
China Agri-Industries Holdings Ltd.*	69,999	24,471
CP Pokphand Company Ltd.	207,993	22,538

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Non-cyclical - 8.0% (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Company Ltd. — Class H	8,000	$20,186
China Modern Dairy Holdings Ltd.	71,989	19,966
Shenzhen Expressway Company Ltd. — Class H††	24,000	19,876
SSY Group Ltd.	72,000	18,297
Fu Shou Yuan International Group Ltd.	27,000	17,450
Vinda International Holdings Ltd.	8,000	16,140
Hua Han Bio-Pharmaceutical Holdings Ltd.1	111,200	15,923
China Shengmu Organic Milk Ltd.*,2	71,000	15,570
Tibet 5100 Water Resources Holdings Ltd.	46,000	13,708
Phoenix Healthcare Group Company Ltd.	9,500	13,652
Wumart Stores, Inc. — Class H*	16,000	11,496
China Shineway Pharmaceutical Group Ltd.	8,000	10,423
China Yurun Food Group Ltd.*	41,000	8,039
China Animal Healthcare Ltd.*,†††,3	36,000	–
Total Consumer, Non-cyclical		2,309,921
Energy - 7.2%
CNOOC Ltd.	459,990	509,125
China Petroleum & Chemical Corp. — Class H	729,183	446,805
PetroChina Company Ltd. — Class H	603,986	429,307
China Shenhua Energy Company Ltd. — Class H	96,996	151,400
Kunlun Energy Company Ltd.	97,994	85,834
China Longyuan Power Group Corporation Ltd. — Class H	88,998	74,050
GCL-Poly Energy Holdings Ltd.*,1	300,995	57,078
China Oilfield Services Ltd. — Class H	53,999	53,707
China Coal Energy Company Ltd. — Class H	125,993	50,710
Xinyi Solar Holdings Ltd.	102,000	41,316
Sinopec Engineering Group Company Ltd. — Class H	35,500	27,477
Trina Solar Ltd. ADR*,1	2,712	26,171
Yanzhou Coal Mining Company Ltd. — Class H1	49,999	22,833
Beijing Jingneng Clean Energy Co. Ltd. — Class H	64,000	22,539
Sinopec Oilfield Service Corp. — Class H*	64,000	18,246
Shougang Fushan Resources Group Ltd.1	122,000	16,367
Sinopec Kantons Holdings Ltd.1	28,000	14,773
United Energy Group Ltd.*	119,994	14,396
CIMC Enric Holdings Ltd.	18,000	11,610

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Energy - 7.2% (continued)
China Suntien Green Energy Corporation Ltd. — Class H	55,000	$9,011
Total Energy		2,082,755
Consumer, Cyclical - 5.9%
Belle International Holdings Ltd.	148,993	130,311
Dongfeng Motor Group Company Ltd. — Class H	82,000	111,491
Great Wall Motor Company Ltd. — Class H	88,000	107,957
Brilliance China Automotive Holdings Ltd.	83,996	106,838
Byd Company Ltd. — Class H*	19,500	105,399
Shenzhou International Group Holdings Ltd.	15,999	83,999
ANTA Sports Products Ltd.	27,000	81,676
Geely Automobile Holdings Ltd.	144,993	76,126
China Resources Beer Holdings Company Ltd.	34,000	66,141
Haier Electronics Group Company Ltd.	35,000	62,758
Guangzhou Automobile Group Company Ltd. — Class H	61,999	59,344
GOME Electrical Appliances Holding Ltd.	334,991	57,474
Sun Art Retail Group Ltd.	62,999	49,493
Intime Retail Group Company Ltd.	48,500	46,986
Shanghai Pharmaceuticals Holding Company Ltd. — Class H	20,000	43,912
Air China Ltd. — Class H	53,999	43,537
Xinyi Glass Holdings Ltd.	75,999	40,784
Minth Group Ltd.	20,000	40,145
China Southern Airlines Company Ltd. — Class H	50,000	36,571
Skyworth Digital Holdings Ltd.	53,999	35,596
Digital China Holdings Ltd.	28,000	31,930
Weichai Power Company Ltd. — Class H1	27,800	28,690
China Travel International Investment Hong Kong Ltd.	67,999	27,807
China Dongxiang Group Company Ltd.	105,000	26,277
China Lodging Group Ltd. ADR*,1	874	24,927
Li Ning Company Ltd.*	46,500	24,294
China Eastern Airlines Corporation Ltd. — Class H*	44,000	23,272
Golden Eagle Retail Group Ltd.	17,000	21,908
Homeinns Hotel Group ADR*	678	20,916
Shanghai Jin Jiang International Hotels Group Co. Ltd. — Class H	42,000	16,037
REXLot Holdings Ltd.†††,1,3	399,993	15,325
Dah Chong Hong Holdings Ltd.	28,000	14,087
China ZhengTong Auto Services Holdings Ltd.	25,000	10,223
Baoxin Auto Group Ltd.	24,500	10,177

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Cyclical - 5.9% (continued)
Zhongsheng Group Holdings Ltd.	19,500	$9,358
Bosideng International Holdings Ltd.1	97,999	8,723
Ajisen China Holdings Ltd.	16,000	6,791
Total Consumer, Cyclical		1,707,280
Industrial - 5.8%
AAC Technologies Holdings, Inc.	20,982	147,108
China Communications Construction Company Ltd. — Class H	126,993	146,783
China Everbright International Ltd.	74,999	113,583
China Railway Group Ltd. — Class H	116,993	97,193
Anhui Conch Cement Company Ltd. — Class H	34,000	92,763
China State Construction International Holdings Ltd.1	49,999	75,463
China Railway Construction Corporation Ltd. — Class H1	51,999	69,091
China COSCO Holdings Company Ltd. — Class H*,†††,3	108,499	65,643
Yangzijiang Shipbuilding Holdings Ltd.	81,200	63,395
China Shipping Container Lines Company Ltd. — Class H*,†††,3	157,994	60,125
Shanghai Electric Group Company Ltd. — Class H††	87,998	54,602
AviChina Industry & Technology Company Ltd. — Class H	58,999	50,079
Sunny Optical Technology Group Company Ltd.	20,000	45,511
Beijing Capital International Airport Company Ltd. — Class H	40,000	44,634
China National Building Material Company Ltd. — Class H	81,998	44,003
Metallurgical Corporation of China Ltd. — Class H†††,3	113,999	40,000
Tech Pro Technology Development Ltd.*	142,000	36,453
China Shipping Development Co. Ltd. — Class H†††,3	54,000	36,362
Sinotrans Ltd. — Class H	50,000	29,025
China International Marine Containers Group Co. Ltd. — Class H	16,300	28,513
Lee & Man Paper Manufacturing Ltd.	48,999	28,191
Haitian International Holdings Ltd.	18,000	27,957
China High Speed Transmission Equipment Group Co. Ltd.*	32,000	26,956
CT Environmental Group Ltd.	72,000	23,685
BBMG Corp. — Class H	36,000	23,545
China Zhongwang Holdings Ltd.1	46,399	23,224

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 5.8% (continued)
China Lesso Group Holdings Ltd.	29,000	$23,082
Guangshen Railway Company Ltd. — Class H	44,000	22,136
Xinjiang Goldwind Science & Technology Company Ltd. — Class H	13,000	22,036
SITC International Holdings Company Ltd.	39,000	19,721
China Resources Cement Holdings Ltd.	56,000	18,277
China Machinery Engineering Corp. — Class H	23,000	17,713
Zoomlion Heavy Industry Science and Technology Company Ltd. — Class H	44,399	17,240
SIIC Environment Holdings Ltd.*	27,620	14,898
China Singyes Solar Technologies Holdings Ltd.*,1	16,000	11,001
Dongfang Electric Corporation Ltd. — Class H	10,200	10,711
Harbin Electric Company Ltd. — Class H1	20,000	10,010
China Huarong Energy Company Ltd.*	151,494	5,765
China Shanshui Cement Group Ltd.*,†††,3	105,999	–
Total Industrial		1,686,477
Technology - 2.8%
NetEase, Inc. ADR	2,098	349,652
Lenovo Group Ltd.	203,995	215,785
Semiconductor Manufacturing International Corp.*	829,983	86,725
Kingsoft Corporation Ltd.	21,000	55,805
TravelSky Technology Ltd. — Class H	27,000	46,185
NetDragon Websoft, Inc.	7,000	23,839
Shunfeng International Clean Energy Ltd.*	76,000	23,824
Ju Teng International Holdings Ltd.	30,000	16,293
Total Technology		818,108
Utilities - 2.8%
Beijing Enterprises Water Group Ltd.*	139,993	109,438
Guangdong Investment Ltd.	79,998	109,183
China Resources Power Holdings Company Ltd.	51,999	97,934
Beijing Enterprises Holdings Ltd.	14,500	90,439
China Gas Holdings Ltd.	61,999	88,136
Huaneng Power International, Inc. — Class H	99,994	87,199
China Resources Gas Group Ltd.	24,000	67,028
China Power International Development Ltd.	91,999	49,014
Huaneng Renewables Corporation Ltd. — Class H	119,992	35,911
Huadian Power International Corporation Ltd. — Class H	46,000	29,077

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Utilities - 2.8% (continued)
Datang International Power Generation Company Ltd. — Class H	79,996	$25,799
Huadian Fuxin Energy Corporation Ltd. — Class H	72,000	20,619
China Oil & Gas Group Ltd.*	97,992	7,585
Total Utilities		817,362
Basic Materials - 1.2%
Jiangxi Copper Company Ltd. — Class H	35,999	43,049
Zijin Mining Group Company Ltd. — Class H	165,992	41,542
Aluminum Corporation of China Ltd. — Class H*	119,994	38,234
Sinopec Shanghai Petrochemical Company Ltd. — Class H*	105,998	37,876
Nine Dragons Paper Holdings Ltd.	48,999	28,507
Kingboard Chemical Holdings Ltd.	18,800	27,065
China Molybdenum Co. Ltd. — Class H	115,000	23,291
Huabao International Holdings Ltd.	60,999	19,357
China BlueChemical Ltd. — Class H	55,999	15,242
China Hongqiao Group Ltd.	30,500	14,951
Zhaojin Mining Industry Company Ltd. — Class H1	27,000	14,350
Angang Steel Company Ltd. — Class H	34,000	13,290
Yingde Gases Group Company Ltd.	30,500	12,590
Maanshan Iron & Steel Company Ltd. — Class H*	56,000	11,775
Dongyue Group Ltd.	38,000	10,049
Kingboard Laminates Holdings Ltd.	22,000	9,309
North Mining Shares Company Ltd. — Class C*	370,000	4,009
Total Basic Materials		364,486
Diversified - 0.6%
China Merchants Holdings International Company Ltd.	52,465	170,553
Carnival Group International Holdings Ltd.*	100,000	11,352
Total Diversified		181,905
Total Common Stocks
(Cost $30,973,453)		28,960,729

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 3.9%

BNY Mellon Separately Managed Cash Collateral Account, 0.1137%	1,124,667	$1,124,667
Total Securities Lending Collateral
(Cost $1,124,667)		$1,124,667
Total Investments - 103.7%
(Cost $32,098,120)		$30,085,396
Other Assets & Liabilities, net - (3.7)%		(1,082,574)
Total Net Assets - 100.0%		$29,002,822

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
†††	Value determined based on Level 3 inputs —See Note 2.
1	All or portion of this security is on loan at November 30, 2015 - See Note 4.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $146,039 (cost $159,996), or 0.5% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Security was fair valued by the Valuation Committee at November 30, 2015. The total market value of fair valued securities amounts to $377,768, (cost $686,124) or 1.3% of total net assets.
4	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s net assets at November 30, 2015 (See Note 2 in the Notes to Schedule of Investments):

		Level 2	Level 3
	Level 1 Quoted Prices	Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Common Stocks	$28,456,925	$126,036	$377,768	$28,960,729
Securities Lending Collateral	1,124,667	–	–	1,124,667
Total	$29,581,592	$126,036	$377,768	$30,085,396

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category	Ending Balance at 11/30/2015	Valuation Technique	Unobservable Inputs
Guggenheim China All-Cap ETF	Common Stocks	$377,768	Last trade with Adjustment	5% - 100% Discount

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of November 30, 2015, compared to the valuation levels at the end of the previous fiscal year are detailed below:

Guggenheim China All-Cap ETF
Transfer from Level 1 to Level 2	$126,036
Transfer from Level 2 to Level 3	293,103

The transfer from Level 1 to Level 2 and the transfer from Level 1 to Level 3 are the results of securities being halted on the principal exchange on which they trade.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2015:

Level 3 – Fair value measurement using significant unobservable inputs
Beginning Balance	$131,286
Realized Gain/Loss	(30,458)
Change in Unrealized Gain/Loss	(11,921)
Sales	(4,242)
Transfers into Level 3	293,103
Ending Balance	$377,768

Guggenheim China Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 99.6%
Communications - 61.6%
Alibaba Group Holding Ltd. ADR*	149,726	$12,588,962
Tencent Holdings Ltd.	271,157	5,397,290
Baidu, Inc. ADR*	23,602	5,144,527
Qihoo 360 Technology Company Ltd. ADR*,1	36,176	2,456,350
Youku Tudou, Inc. ADR*	54,633	1,467,989
SINA Corp.*,1	28,110	1,421,523
YY, Inc. ADR*,1	15,995	968,978
ZTE Corp. — Class H	363,935	817,826
SouFun Holdings Ltd. ADR	115,045	770,803
Sohu.com, Inc.*,1	14,686	737,972
Autohome, Inc. ADR*	20,258	613,817
21Vianet Group, Inc. ADR*	28,940	602,820
Bitauto Holdings Ltd. ADR*	17,391	466,948
58.com, Inc. ADR*	7,669	461,750
Weibo Corp ADR*	15,169	282,143
Coolpad Group Ltd.	1,290,670	231,430
China All Access Holdings Ltd.	559,310	180,377
TCL Communication Technology Holdings Ltd.	229,799	170,157
BYD Electronic International Company Ltd.	291,223	169,806
Renren, Inc. ADR*,1	48,206	164,382
Suncorp Technologies Ltd.*,1	6,224,727	118,039
Comba Telecom Systems Holdings Ltd.	554,513	104,437
V1 Group Ltd.	1,403,972	101,423
Phoenix New Media Ltd. ADR*	15,554	76,215
Pacific Online Ltd.	206,315	69,464
China Public Procurement Ltd.*,1	4,273,802	67,261
Synertone Communication Corp.	2,024,980	35,787
Total Communications		35,688,476
Technology - 22.5%
NetEase, Inc. ADR	25,112	4,185,165
Lenovo Group Ltd.	2,510,701	2,655,816
Semiconductor Manufacturing International Corp.*	13,551,220	1,415,965
Kingsoft Corporation Ltd.1	358,158	951,767
TravelSky Technology Ltd. — Class H	450,047	769,822
PAX Global Technology Ltd.	356,727	441,310
Kingdee International Software Group Company Ltd.	877,258	424,373
Shunfeng International Clean Energy Ltd.*	1,316,121	412,564
NetDragon Websoft, Inc.	116,821	397,845
Chinasoft International Ltd.*	857,230	392,568
Ju Teng International Holdings Ltd.	414,033	224,857
NQ Mobile, Inc. ADR*,1	35,658	150,120
Changyou.com Ltd. ADR*	5,210	116,131
Tian Ge Interactive Holdings Ltd.2	288,182	115,244
Boyaa Interactive International Ltd.	249,001	111,139
Cheetah Mobile Inc ADR*,1	5,252	101,364

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Technology - 22.5% (continued)
Shanghai Fudan Microelectronics Group Company Ltd. — Class H	117,204	$89,355
TPV Technology Ltd.	426,802	60,563
China ITS Holdings Company Ltd.*	284,793	31,962
Total Technology		13,047,930
Industrial - 7.6%
AAC Technologies Holdings, Inc.	355,228	2,490,552
Sunny Optical Technology Group Company Ltd.	327,862	746,069
Tongda Group Holdings Ltd.	1,602,040	295,528
Wasion Group Holdings Ltd.	245,633	280,109
Hi Sun Technology China Ltd.*	877,302	182,207
Truly International Holdings Ltd.1	751,856	161,002
China Aerospace International Holdings Ltd.1	916,357	144,216
Yingli Green Energy Holding Company Ltd. ADR*	61,713	40,422
Kingwell Group Ltd.*	982,146	37,376
Total Industrial		4,377,481
Energy - 4.5%
GCL-Poly Energy Holdings Ltd.1	5,075,446	962,456
Xinyi Solar Holdings Ltd.	1,933,968	783,372
Trina Solar Ltd. ADR*,1	41,842	403,775
JinkoSolar Holding Company Ltd. ADR*,1	10,104	257,652
JA Solar Holdings Company Ltd. ADR*,1	20,033	174,888
Total Energy		2,582,143
Basic Materials - 1.3%
Kingboard Chemical Holdings Ltd.	309,091	444,979
Landing International Development Ltd.*	5,800,055	159,368
Kingboard Laminates Holdings Ltd.	373,153	157,888
Total Basic Materials		762,235
Consumer, Cyclical - 1.1%
Digital China Holdings Ltd.*	434,490	495,475
VST Holdings Ltd.	380,800	113,474
Total Consumer, Cyclical		608,949
Consumer, Non-cyclical - 0.8%
HC International, Inc.*	234,254	140,517
GCL New Energy Holdings Ltd.*,1	2,189,577	139,815
China Innovationpay Group Ltd.*	2,106,566	122,286
Goldpac Group Ltd.	155,625	68,257
Anxin-China Holdings Ltd.*,†††,3	2,144,054	–
Total Consumer, Non-cyclical		470,875
Diversified - 0.2%
Beijing Development HK Ltd.*	358,555	94,820
*	–	–
Total Common Stocks
(Cost $56,669,279)		57,632,909

Guggenheim China Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 9.8%

BNY Mellon Separately Managed Cash Collateral Account, 0.1134%	5,692,219	$5,692,219
Total Securities Lending Collateral
(Cost $5,692,219)		5,692,219
Total Investments - 109.4%
(Cost $62,361,498)		$63,325,128
Other Assets & Liabilities, net - (9.4)%		(5,431,828)
Total Net Assets - 100.0%		$57,893,300

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted – See Note 2.
†††	Value determined based on Level 3 inputs – See Note 2.
1	All or portion of this security is on loan at November 30, 2015 – See Note 4.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $115,244 (cost $156,596), or 0.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Security was fair valued by the Valuation Committee at November 30, 2015. The total market value of fair valued securities amounts to $0, (cost $436,315) or 0.0% of total net assets.
4	Securities lending collateral – See Note 4.

ADR	American Depositary Receipt

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s net assets at November 30, 2015 (see Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Assets
Common Stocks	$57,632,909	$–	$–	*	$57,632,909
Securities Lending Collateral	5,692,219	–	–		5,692,219
Total	$63,325,128	$–	$–		$63,325,128

* Market value is less than $1.

The following is a summary of significant unobservable inputs used in the, fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category	Ending Balance at 11/30/2015	Valuation Technique	Unobservable Inputs
Guggenheim China Technology ETF	Common Stocks	$–	Last trade with adjustment	100% Discount

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current period.

For the period ended November 30, 2015, there were no transfers between levels.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2015:

Level 3 – Fair value measurement using significant unobservable inputs
Beginning Balance	$47,031
Change in Unrealized Gain/Loss	(47,031)
Ending Balance	$–

Guggenheim Emerging Markets Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 99.8%
China – 36.2%
China Overseas Land & Investment Ltd.	42,000	$139,241
China Resources Land Ltd.	32,000	86,068
Evergrande Real Estate Group Ltd.	76,000	59,901
China Vanke Company Ltd. — Class H	21,000	52,338
Country Garden Holdings Company Ltd.	128,000	48,050
Shimao Property Holdings Ltd.	22,500	37,558
Sino-Ocean Land Holdings Ltd.	66,000	37,036
Longfor Properties Company Ltd.	22,500	30,825
Sunac China Holdings Ltd.	32,000	21,342
Yuexiu Property Company Ltd.	120,000	20,124
Guangzhou R&F Properties Company Ltd. — Class H	17,200	19,370
KWG Property Holding Ltd.	26,631	19,032
Shui On Land Ltd.	60,500	16,702
Shenzhen Investment Ltd.	38,000	16,422
Greentown China Holdings Ltd.*,1	16,000	16,161
Carnival Group International Holdings Ltd.*	130,000	14,758
Agile Property Holdings Ltd.	26,000	13,919
SOHO China Ltd.	34,000	13,860
China Jinmao Holdings Group Ltd.	42,000	12,732
China South City Holdings Ltd.	50,000	11,416
Poly Property Group Company Ltd.1	36,000	11,238
Renhe Commercial Holdings Company Ltd.*	198,000	9,578
Beijing Capital Land Ltd. — Class H	18,000	7,918
E-House China Holdings Ltd. ADR1	1,305	7,895
Colour Life Services Group Company Ltd.	8,000	6,770
China Overseas Grand Oceans Group Ltd.	14,000	4,858
Shanghai Industrial Urban Development Group Ltd.*	26,000	4,796
Logan Property Holdings Company Ltd.	14,000	4,443
Glorious Property Holdings Ltd.*	42,000	4,443
Wanda Hotel Development Company Ltd.*	28,000	4,154
Fantasia Holdings Group Company Ltd.	30,000	3,483
Yuzhou Properties Company Ltd.	14,000	3,395
Hydoo International Holding Ltd.	20,000	2,812
Wuzhou International Holdings Ltd.*	26,000	2,784
China Overseas Property Holdings Ltd.*	14,000	2,691
Kaisa Group Holdings Ltd.*,†††,2	45,000	–
Total China		768,113

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
South Africa – 11.9%
Growthpoint Properties Ltd. REIT	34,462	$57,668
Resilient REIT Ltd.	5,007	43,230
Redefine Properties Ltd. REIT1	56,570	41,388
Hyprop Investments Ltd. REIT	3,220	26,899
Fortress Income Fund Ltd.	8,188	22,916
Attacq Ltd.*	11,739	16,510
Vukile Property Fund Ltd. REIT	7,865	10,009
Fortress Income Fund Ltd. — Class A	8,188	9,635
Emira Property Fund Ltd. REIT	7,434	8,934
S.A. Corporate Real Estate Fund Nominees Pty Ltd. REIT	24,043	7,836
Arrowhead Properties Ltd. REIT — Class A	6,200	4,042
Arrowhead Properties Ltd. REIT — Class B	6,113	3,985
Total South Africa		253,052
Philippines - 8.5%
SM Prime Holdings, Inc.	153,600	70,055
Ayala Land, Inc.	92,900	66,708
Megaworld Corp.	217,000	20,439
Robinsons Land Corp.	25,800	16,501
Vista Land & Lifescapes, Inc.	54,400	6,139
Belle Corp.	400	27
Total Philippines		179,869
Mexico - 7.6%
Fibra Uno Administracion S.A. de CV REIT	38,511	89,309
Mexico Real Estate Management S.A. de CV REIT*	12,800	16,888
PLA Administradora Industrial S de RL de CV REIT*	8,200	14,295
Prologis Property Mexico S.A. de CV REIT*	5,170	8,372
Corporation Inmobiliaria Vesta SAB de CV	5,414	8,203
Concentradora Fibra Danhos S.A. de CV REIT	3,578	7,882
Concentradora Fibra Hotelera Mexicana S.A. de CV REIT	7,700	6,988
Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	6,053	6,131
Asesor de Activos Prisma SAPI de CV REIT*	4,200	3,359
Total Mexico		161,427
United Arab Emirates - 7.5%
Emaar Properties PJSC	64,593	101,468
Aldar Properties PJSC	70,369	44,830
Deyaar Development PJSC*	34,677	4,834
Union Properties PJSC	23,654	4,540
Eshraq Properties Company PJSC*	26,547	3,686
Total United Arab Emirates		159,358
Indonesia - 5.6%
Lippo Karawaci Tbk PT	355,200	32,991
Bumi Serpong Damai Tbk PT	146,700	17,867
Summarecon Agung Tbk PT	154,100	17,265

Guggenheim Emerging Markets Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Indonesia - 5.6% (continued)
Ciputra Development Tbk PT	182,360	$15,158
Pakuwon Jati Tbk PT	409,500	13,645
Modernland Realty Tbk PT	150,000	4,901
Kawasan Industri Jababeka Tbk PT	286,519	4,328
Alam Sutera Realty Tbk PT	167,700	4,109
Intiland Development Tbk PT	103,300	3,733
Lippo Cikarang Tbk PT*	6,600	3,482
Sentul City Tbk PT	376,800	1,689
Total Indonesia		119,168
Thailand - 4.3%
Central Pattana PCL	22,800	29,422
Land & Houses PCL	40,600	10,365
Pruksa Real Estate PCL	11,700	8,243
Bangkok Land PCL	193,200	8,140
Supalai PCL	10,600	5,472
Quality Houses PCL	77,116	4,820
LPN Development PCL	9,500	4,559
Land & Houses PCL — Class F	16,300	4,161
Sansiri PCL	88,800	3,989
WHA Corporation PCL*	46,000	3,773
U City PCL — Class F*	2,858,600	3,190
TICON Industrial Connection PCL — Class F	8,800	2,873
Country Group Development PCL*	57,600	1,913
Total Thailand		90,920
Malaysia - 3.9%
IOI Properties Group BHD	25,500	13,157
KLCCP Stapled Group	7,300	11,984
UEM Sunrise BHD	31,100	8,242
Sunway BHD REIT	11,400	8,074
IGB Real Estate Investment Trust REIT	26,600	8,047
SP Setia BHD Group	10,000	7,575
Sunway Real Estate Investment Trust	18,100	6,410
Eastern & Oriental BHD*	15,034	5,465
Mah Sing Group BHD	15,375	5,192
Capitaland Malaysia Mall Trust REIT	13,800	4,434
IGB Corporation BHD	5,900	3,127
Sunway Construction Group BHD*	1,140	366
Total Malaysia		82,073
Taiwan, Province of China - 3.3%
Ruentex Development Company Ltd.	14,000	18,593
Highwealth Construction Corp.	14,300	17,502
Huaku Development Company Ltd.	4,000	7,475
Prince Housing & Development Corp.	20,000	5,514
Farglory Land Development Company Ltd.	5,000	5,361
Chong Hong Construction Company Ltd.	3,150	4,357
Radium Life Tech Company Ltd.*	12,240	4,331
Hung Sheng Construction Ltd.*	8,000	4,032

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Taiwan, Province of China - 3.3% (continued)
Kindom Construction Corp.	6,000	$2,840
Total Taiwan, Province of China		70,005
Brazil - 3.1%
BR Malls Participacoes S.A.	8,936	29,233
Multiplan Empreendimentos Imobiliarios S.A.	1,438	15,633
BR Properties S.A.	3,702	9,872
Iguatemi Empresa de Shopping Centers S.A.	1,144	6,320
Aliansce Shopping Centers S.A.	1,306	3,776
LPS Brasil Consultoria de Imoveis S.A.	1,401	740
Total Brazil		65,574
Turkey - 1.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	34,213	32,724
Qatar - 1.5%
Barwa Real Estate Co.	2,135	22,277
United Development Company QSC	1,789	9,923
Total Qatar		32,200
Egypt - 1.3%
Talaat Moustafa Group	19,449	14,630
Medinet Nasr Housing*	2,110	5,942
Palm Hills Developments SAE*	15,499	4,177
Six of October Development & Investment*	4,119	3,956
Total Egypt		28,705
India - 1.2%
DLF Ltd.	7,700	13,239
Housing Development & Infrastructure Ltd.*	5,000	5,348
Indiabulls Real Estate Ltd.*	4,000	3,841
Unitech Ltd.*	27,000	2,876
Total India		25,304
Chile - 0.8%
Parque Arauco S.A.	10,639	15,963
Russian Federation - 0.6%
LSR Group GDR	3,741	8,417
Etalon Group Ltd. GDR	2,276	4,438
Total Russian Federation		12,855
Poland - 0.4%
Globe Trade Centre S.A.*	4,515	8,017
Morocco - 0.3%
Douja Promotion Groupe Addoha S.A.	2,087	5,760
Alliances Developpement Immobilier S.A.*	85	371
Total Morocco		6,131
Greece - 0.3%
Grivalia Properties REIC AE REIT	703	5,665
Total Common Stocks
(Cost $2,455,371)		2,117,123
WARRANTS† - 0.0%**
WHA Corporation PCL
Expires 12/14/15*	4,600	59
Total Warrants
(Cost $81)		59

Guggenheim Emerging Markets Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 3.3%

BNY Mellon Separately Managed Cash Collateral Account, 0.1458%	69,118	$69,118
Total Securities Lending Collateral
(Cost $69,118)		69,118
Total Investments - 103.1%
(Cost $2,524,570)		$2,186,300
Other Assets & Liabilities, net - (3.1)%		(65,217)
Total Net Assets - 100.0%		$2,121,083

*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs, unless otherwise noted —See Note 2.
†††	Value determined based on Level 3 inputs —See Note 2.
1	All or portion of this security is on loan at November 30, 2015 - See Note 4.
2	Security was fair valued by the Valuation Committee at November 30, 2015. The total market value of fair valued securities amounts to $0, (cost $16,584) or less than 0.1% of total net assets.
3	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s net assets at November 30, 2015 (see Note 2 in the Notes to Schedule of Investments):

		Level 2	Level 3
	Level 1 Quoted Prices	Significant Observable Inputs	Significant Unobservable Inputs		Total
Assets
Common Stocks	$2,117,123	$–	$–	*	$2,117,123
Warrants	59	–	–		59
Securities Lending Collateral	69,118	–	–		69,118
Total	$2,186,300	$–	$–		$2,186,300
*Market value is less than $1.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2015, there were no transfers between levels.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2015:

Level 3 – Fair value measurement using significant unobservable inputs
Beginning Balance	$–
Change in Unrealized Gain/Loss	(16,584)
Purchases	16,584
Ending Balance	$–

Guggenheim Solar ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 99.6%
Cayman Islands - 38.2%
GCL-Poly Energy Holdings Ltd.1	92,179,348	$17,479,943
Xinyi Solar Holdings Ltd.1	39,140,000	15,854,024
Trina Solar Ltd. ADR*,1	1,333,372	12,867,040
JinkoSolar Holding Company Ltd. ADR*,1	455,184	11,607,192
Shunfeng International Clean Energy Ltd.*	34,914,000	10,944,475
JA Solar Holdings Company Ltd. ADR*,1	1,056,702	9,225,008
Hanwha Q Cells Co. Ltd.*,1	365,143	6,634,648
Daqo New Energy Corp.*,1	380,676	6,026,101
Total Cayman Islands		90,638,431
United States - 37.1%
First Solar, Inc.*	450,661	25,466,854
SunPower Corp. — Class A*,1	598,133	14,331,267
SolarCity Corp.*,1	391,892	11,270,814
8Point3 Energy Partners, LP1	576,133	7,046,106
SunEdison, Inc.*,1	1,772,716	5,654,964
SolarEdge Technologies, Inc.*,1	257,283	5,050,465
Vivint Solar, Inc.*,1	610,516	4,939,074
TerraForm Power, Inc. — Class A	692,095	4,775,456
Sunrun, Inc.*,1	622,658	4,140,675
TerraForm Global, Inc. — Class A	780,959	3,147,265
Enphase Energy, Inc.*,1	1,237,451	2,066,543
Total United States		87,889,483
Canada - 5.9%
Canadian Solar, Inc.*,1	609,660	14,040,470

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Germany - 5.0%
SMA Solar Technology AG1	237,771	$11,859,232
Norway - 4.7%
REC Silicon ASA*,1	47,767,092	11,058,725
Switzerland - 3.2%
Meyer Burger Technology AG*,1	1,469,447	7,533,426
Bermuda - 2.8%
China Singyes Solar Technologies Holdings Ltd.1	9,651,245	6,635,896
United Kingdom - 2.7%
Abengoa Yield plc1	448,291	6,491,254
Total Common Stocks
(Cost $378,736,857)		236,146,917

SECURITIES LENDING COLLATERAL†,2 - 42.6%

BNY Mellon Separately Managed Cash Collateral Account, 0.1140%	100,857,289	100,857,289
Total Securities Lending Collateral
(Cost $100,857,289)		100,857,289
Total Investments - 142.2%
(Cost $479,594,146)		$337,004,206
Other Assets & Liabilities, net - (42.2)%		(99,956,777)
Total Net Assets - 100.0%		$237,047,429

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
1	All or portion of this security is on loan at November 30, 2015 - See Note 4.
2	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

The following table summarizes the inputs used to value the Fund’s net assets at November 30, 2015 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$236,146,917	$–	$–	$236,146,917
Securities Lending Collateral	100,857,289	–	–	100,857,289
Total	$337,004,206	$–	$–	$337,004,206

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2015, there were no transfers between levels.

Guggenheim S&P Global Water Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 99.9%
United States - 33.8%
American Water Works Company, Inc.	386,273	$22,311,128
Danaher Corp.	201,747	19,446,393
Xylem, Inc.	381,089	14,222,242
IDEX Corp.	162,498	12,804,842
Aqua America, Inc.	378,876	11,120,011
Olin Corp.	346,453	7,542,282
Rexnord Corp.*	210,698	4,304,561
Mueller Industries, Inc.	119,654	3,767,904
Tetra Tech, Inc.	129,020	3,585,466
American States Water Co.	79,804	3,338,201
Watts Water Technologies, Inc. — Class A	59,268	3,289,967
Mueller Water Products, Inc. — Class A	336,876	3,139,684
Franklin Electric Company, Inc.	82,961	2,705,358
California Water Service Group	102,602	2,311,623
Advanced Drainage Systems, Inc.	71,922	1,928,229
Calgon Carbon Corp.	109,954	1,859,322
Badger Meter, Inc.	30,473	1,853,673
Aegion Corp. — Class A*	77,654	1,711,494
Lindsay Corp.1	24,027	1,676,124
Gorman-Rupp Co.	40,252	1,292,492
Connecticut Water Service, Inc.	23,898	867,736
Total United States		125,078,732
United Kingdom – 17.7%
United Utilities Group plc	1,461,212	21,258,784
Severn Trent plc	510,664	17,311,191
Pennon Group plc	881,656	11,586,086
Halma plc	793,425	10,301,211
Rotork plc	1,821,761	4,990,983
Total United Kingdom		65,448,255
France - 8.9%
Veolia Environnement S.A.	773,611	18,538,852
Suez Environnement Co.	764,061	14,480,955
Total France		33,019,807
Switzerland - 8.5%
Geberit AG	79,364	26,566,615
Sulzer AG1	48,199	5,035,821
Total Switzerland		31,602,436
Ireland - 5.8%
Pentair plc	378,059	21,435,945
China - 4.5%
China Everbright International Ltd.	5,669,000	8,585,460
Guangdong Investment Ltd.	6,032,000	8,232,581
Total China		16,818,041
Sweden - 3.0%
Alfa Laval AB	602,578	11,144,905
Netherlands - 2.8%
Aalberts Industries N.V.	201,998	6,666,883

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Netherlands - 2.8% (continued)
Arcadis N.V.1	147,818	$3,566,516
Total Netherlands		10,233,399
Japan - 2.7%
Kurita Water Industries Ltd.	232,700	5,015,282
Ebara Corp.	998,000	4,913,903
Total Japan		9,929,185
Bermuda - 2.5%
Beijing Enterprises Water Group Ltd.1	10,460,000	8,176,988
China Water Affairs Group Ltd.1	1,824,000	938,830
Total Bermuda		9,115,818
Austria - 2.3%
Andritz AG	163,775	8,590,605
South Korea - 2.3%
Coway Company Ltd.	114,037	8,320,993
Italy - 1.8%
Hera SpA	1,564,046	3,964,482
Interpump Group SpA1	169,173	2,624,693
Total Italy		6,589,175
Israel - 1.4%
Israel Chemicals Ltd.	1,063,700	5,352,451
Brazil - 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo ADR1	732,347	3,537,236
Spain - 0.5%
Fomento de Construcciones y Contratas S.A.*,1	257,095	1,777,985
Cayman Islands - 0.2%
Kangda International Environmental Company Ltd.*,2	2,083,000	585,780
China Water Industry Group Ltd.*	2,601,771	506,798
Total Cayman Islands		1,092,578
Singapore - 0.3%
SIIC Environment Holdings Ltd.*	1,911,140	1,030,886
Total Common Stocks
(Cost $298,122,925)		370,118,432

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.7%

BNY Mellon Separately Managed Cash Collateral Account, 0.1134%	6,180,011	6,180,011
Total Securities Lending Collateral
(Cost $6,180,011)		6,180,011
Total Investments - 101.6%
(Cost $304,302,936)		$376,298,443
Other Assets & Liabilities, net - (1.6)%		(5,835,839)
Total Net Assets - 100.0%		$370,462,604

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2015 — See Note 4.

2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $585,780 (cost $1,284,644), or 0.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

 The following table summarizes the inputs used to value the Fund’s net assets at November 30, 2015 (see Note 2 in the Notes to Schedule of Investments):

		Level 2	Level 3
	Level 1 Quoted Prices	Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Common Stocks	$370,118,432	$–	$–	$370,118,432
Securities Lending Collateral	6,180,011	–	–	6,180,011
Total	$376,298,443	$–	$–	$376,298,443

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2015, there were no transfers between levels.

Guggenheim S&P High Income Infrastructure ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† - 99.6%
Australia - 19.9%
Sydney Airport	26,576	$127,096
Transurban Group	14,705	110,495
DUET Group	30,236	51,486
AusNet Services	40,056	43,682
Spark Infrastructure Group	28,847	39,715
AGL Energy Ltd.	3,306	39,646
APA Group	4,605	29,697
Total Australia		441,817
Canada - 17.3%
Veresen, Inc.	10,581	83,272
TransCanada Corp.	2,562	81,074
Pembina Pipeline Corp.	3,305	76,070
Gibson Energy, Inc.	4,928	61,616
Northland Power, Inc.	2,750	37,626
Capital Power Corp.	2,413	30,533
TransAlta Renewables, Inc.	1,718	13,108
Total Canada		383,299
United States - 17.2%
ONEOK, Inc.	3,137	92,479
Kinder Morgan, Inc.	2,951	69,555
PPL Corp.	1,087	37,001
Southern Co.	765	34,073
SCANA Corp.	530	31,344
CenterPoint Energy, Inc.	1,785	30,256
Entergy Corp.	442	29,450
Consolidated Edison, Inc.	466	28,962
FirstEnergy Corp.	884	27,749
Total United States		380,869
Spain - 9.9%
Abertis Infraestructuras S.A.	5,964	92,310
Enagas S.A.	1,245	37,093
Endesa S.A.	1,488	30,771
Iberdrola S.A.	4,264	29,862
Gas Natural SDG S.A.	1,311	28,350
Total Spain		218,386
United Kingdom - 7.2%
National Grid plc	2,668	37,181
SSE plc	1,677	36,200
Severn Trent plc	907	30,747
United Utilities Group plc	2,057	29,927
Centrica plc	7,870	25,838
Total United Kingdom		159,893
China – 4.9%
Jiangsu Expressway Company Ltd. — Class H	42,872	55,526
HK Electric Investments & HK Electric Investments Ltd.2	65,500	52,218
Total China		107,744

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
New Zealand - 4.6%
Z Energy Ltd.	5,941	$26,582
Contact Energy Ltd.	6,447	21,156
Genesis Energy Ltd.	15,845	20,256
Mighty River Power Ltd.	10,492	20,050
Infratil Ltd.	6,584	13,319
Total New Zealand		101,363
Singapore - 4.2%
Hutchison Port Holdings Trust — Class U	173,911	93,912
Bermuda - 4.1%
Ship Finance International Ltd.1	5,254	90,999
Italy - 3.4%
Snam SpA	7,798	39,614
Terna Rete Elettrica Nazionale SpA	7,247	35,667
Total Italy		75,281
France - 2.8%
Engie S.A.	2,102	36,608
Electricite de France S.A.1	1,810	26,964
Total France		63,572
Finland - 1.8%
Fortum Oyj	2,783	40,621
Portugal - 1.4%
EDP - Energias de Portugal S.A. ADR	9,155	30,506
Germany - 0.9%
E.ON SE	2,071	19,677
Total Common Stocks
(Cost $2,503,350)		2,207,939
PREFERRED STOCKS† - 0.5%
Utilities - 0.5%
RWE AG	1,323	12,042
Total Preferred Stocks
(Cost $22,950)		12,042
SECURITIES LENDING COLLATERAL†,3 - 4.2%
BNY Mellon Separately Managed Cash Collateral Account, 0.1207%	92,461	92,461
Total Securities Lending Collateral
(Cost $92,461)		92,461
Total Investments - 104.3%
(Cost $2,618,761)		$2,312,442
Other Assets & Liabilities, net - (4.3)%		(95,486)
Total Net Assets - 100.0%		$2,216,956

†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2015 — See Note 4.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $52,218 (cost $46,037), or 2.4% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

The following table summarizes the inputs used to value the Fund’s net assets at November 30, 2015 (see Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$2,207,939	$–	$–	$2,207,939
Preferred Stocks	12,042	–	–	12,042
Securities Lending Collateral	92,461	–	–	92,461
Total	$2,312,442	$–	$–	$2,312,442

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2015, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Claymore Exchange–Traded Fund Trust 2’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange traded funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker/dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral spread over Treasuries, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.	Federal Income Taxes
At November 30, 2015, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim China All-Cap ETF	$32,291,993	$4,575,458	$(6,782,055)	$(2,206,597)
Guggenheim China Technology ETF	63,862,716	7,910,643	(8,448,231)	(537,588)
Guggenheim Emerging Markets Real Estate ETF	2,537,893	142,335	(493,928)	(351,593)
Guggenheim Solar ETF	489,188,584	9,030,748	(161,215,126)	(152,184,378)
Guggenheim S&P Global Water Index ETF	309,629,679	91,354,410	(24,685,646)	66,668,764
Guggenheim S&P High Income Infrastructure ETF	2,618,761	71,560	(377,879)	(306,319)

4.	Portfolio Securities Loaned
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

As of November 30, 2015, the Funds participated in securities lending as follows:

	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim China All-Cap ETF	$1,058,164	$1,124,667	$–	$1,124,667
Guggenheim China Technology ETF	5,548,814	5,692,219	103,166	5,795,385
Guggenheim Emerging Markets Real Estate ETF	64,379	69,118	–	69,118
Guggenheim Solar ETF	106,689,690	100,857,289	10,501,826	111,359,115
Guggenheim S&P Global Water Index ETF	5,907,577	6,180,011	–	6,180,011
Guggenheim S&P High Income Infrastructure ETF	89,616	92,461	–	92,461

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By: /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date: January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Cacciapagli
Donald C. Cacciapaglia
President and Chief Executive Officer

Date: January 29, 2016

By: /s/ John L. Sullivan
  John L. Sullivan
  Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: January 29, 2016